CONTINGENCIES	12 Months Ended
Dec. 31, 2012
CONTINGENCIES
CONTINGENCIES

28.        CONTINGENCIES

(a)                             In May 2007, Frank H. Migl and several other plaintiffs brought a lawsuit against Watson Pipe, Inc., Atlas Tubular, L.P., Halliburton Energy Services, Inc. and Xxtreme Inspection in a district court in Lavaca County, Texas. The plaintiffs alleged that a casing pipe ruptured in one of the plaintiffs’ oil and gas wells, which caused over $7,000 in damages. In 2008, the plaintiffs amended the petition to add WSP China as a defendant, and one of the defendants filed a petition against WSP China as third-party defendant, alleging that WSP China supplied defective products for the operation. The Company has denied the claims and intends to defend itself against the claims. In January 2011, a settlement amount of $800 was reached for this case, which was fully paid in February 2011. The Company recognized the expenses during year ended December 31, 2010.

(b)                             In December 2008, SB International, Inc., a Texas corporation, brought a case against Houston OCTG, WSP China, Mr. Piao and certain other individuals in a district court in Dallas County, Texas, alleging that the defendants interfered with the plaintiff’s contracts and business relations with its customers. The petition also contained claims for theft of information, conversion, breach of fiduciary duty, misappropriation of confidential information, fraud and conspiracy. There is no specific amount of damages claimed in the petition. The Company filed a counterclaim against SB International, Inc. and certain other plaintiffs, requesting for declaratory judgment and claims for breach of fiduciary duty, negligence, constructive fraud, request for accounting and breach of contract. In February 2011, this case was settled for $7,800. The Company recognized the expenses during year ended December 31, 2010.

(c)                              In April 2009, seven companies and the United Steelworkers Union in the United States of America filed a petition with the International Trade Commission (“ITC”) and the Department of Commerce (“DOC”), alleging that China-based OCTG manufacturers unfairly dumped OCTG products in the United States market and that Chinese producers were benefitting from massive government subsidies. WSP China was named as one of the major Chinese exporters of the OCTG products to the United States and was included as one of the mandatory respondent companies to the United States government’s countervailing duty investigation. On September 8, 2009, a preliminary determination was issued with a countervailing duty rate of 24.92% assigned to WSP China. On December 7, 2009, the DOC published its final determination in the countervailing duties investigation with a rate of 14.61% assigned to WSP China. The rate was subsequently changed to 14.95% in January 2010 due to certain ministerial errors made by the DOC. WSP China was not classified as a mandatory respondent to the anti-dumping investigation and participated in this case as a separate rate respondent. In November 2009, the Company received a preliminary anti-dumping rate of 36.53% which was based on the average dumping rates of other OCTG producers that were selected as mandatory respondents. On April 9, 2010, the DOC announced its final determination in the anti-dumping investigation with a rate of 29.94% assigned to WSP China. In May 2010, the ITC made a final ruling which requires all Chinese exports of OCTG products to the United States, including WSP China’s products, be charged up to about 32.07% anti-dumping duties and 14.95% countervailing duties.

(d)                             In August 2009, Western Oil Gas Development Corp. brought a lawsuit against WSP China, J&B Pipe Supply, Inc., SB International, Inc. and certain other party in a district court in Canadian County, Oklahoma. The plaintiff alleged that a casing pipe provided by WSP China caused damages to its well. The plaintiff claimed total damages in the amount of approximately $9,500. J&B Pipe Supply, Inc. and SB International, Inc. have filed cross claims against WSP China for indemnification and breach of warranty. The Company has denied the claims and intends to defend itself against the claims. In June 2011, this case was settled for $4,475. The Company recognized the expenses of $466 during year ended December 31, 2010, with the remaining balance being settled through insurance.

(e)                              In December 2009, Dewbre Petroleum Corporation brought a lawsuit against SB International, Inc., Tubular Synergy Group, LP, Padre Tubular Resources, Inc. and Xxtreme Pipe Storage, LLC in a district court in Nueces County, Texas. The plaintiff alleged that a defective pipe caused damages to its well. In January 2010, the plaintiffs amended the petition to add WSP China as a defendant, alleging that WSP China supplied the defective pipe. The plaintiff claimed total damages in the amount of approximately $20,800. In May 2011, a settlement amount of $4,296 was reached for this case. In June 2011, the Company paid $420 in settlement of the case, with the remaining balance being settled through insurance. The Company recognized the expenses of $420 during year ended December 31, 2010.

(f)                               In April 2010, Penn Virginia Oil & Gas, L. P., as the plaintiff, brought a lawsuit against WSP China and certain other parties in a district court in Panola County, Texas, alleging that WSP China supplied a defective casing pipe, which caused a failed operation in an oil and gas well. The plaintiff claimed total damages in the amount of approximately $4,800. In January 2011, a settlement amount of $2,300 was reached for this case. In March 2011, the Company paid $276 in settlement of the case, with the remaining balance being settled through insurance. The Company recognized the expenses of $276 during year ended December 31, 2010, with the remaining balance being settled through insurance.

(g)                              In May 2010, Chesapeake Louisiana, L.P. and certain other parties, as the plaintiffs, brought a lawsuit against WSP China and certain other parties in a district court in Desoto Parish, Louisiana, alleging that WSP China supplied a defective casing pipe, which caused a failed operation in an oil and gas well. The plaintiffs claimed total damages in the amount of approximately $15,000. The trial date for this case has not been set. The Company intends to vigorously defend itself against the claims. In connection with this case, certain landowners who were affected by the failed oil and gas well operation mentioned above, have filed a lawsuit against Chesapeake Louisiana, L.P. in the District Court of Desoto Parish, Louisiana in November 2009. Such landowners claimed damages up to $50 for each of them and their minor children in a group of 36 individuals. In May 2010, the plaintiffs amended the petition to name WSP China as a co-defendant in the lawsuit. In October 2012, the Company paid $13 in settlement of the case.

(h)                             In connection with a lawsuit brought by Mewbourne Oil Company against Trident Steel Corporation for selling defective casing pipes, in August 2010, Trident Steel Corporation filed a third-party petition against Minmetals, Inc. and WSP China in the District Court of Lipscomb County, Texas, stating that it fulfilled the Mewbourne Oil Company’s purchase order using the casing pipes manufactured by Minmetals, Inc. and WSP China. We have attempted to discuss settlement, but Mewbourne’s settlement demand has remained in excess of $2,000. The trial date for this case has been set for December 2, 2013.

(i)                                 In March 2011, Cimarex Energy Co. filed a lawsuit against WSP China, Houston OCTG and other defendants in Nueces County, Texas, seeking total damages in the amount of $11,000 resulting from defects in casing pipes provided by the Company. In March 2012, this case was settled for $5,000. The Company recognized the expenses of $5,000 during year ended December 31, 2011.

(j)                                In 2011, 2012 and 2013, a number of the Company’s suppliers filed lawsuits against its subsidiaries Wuxi Seamless, Bazhou Seamless and Mengfeng seeking past due payments for raw materials and services that the Company has purchased from them and additional damages. The total of these past due amounts and damages is estimated to be approximately $13,990, of which $2,780 have already been settled. As a result of these claims and lawsuits, certain of the Company’s bank accounts and assets were frozen by court order.

(k)                             In August 2013, Energy Holdings, Inc. and Texas Energy Operations, LC brought a lawsuit against WSP Holdings, WSP China, Houston OCTG, J&B Tubular Pipe Supply, Inc., Texas Tubular Sales, LP, and National Oilwell Varco, LP d/b/a NOV Tuboscope in a district court in Dallas County, Texas. Plaintiffs brought suit against defendants for improper manufacture, sales and ultimate failure of oil and gas well casing that plaintiffs installed in the Gibbons #1 well in Jackson County, Oklahoma. The substantial discovery will take place in 2014 and the potential liability will be assessable as the discovery in the case proceeds.

In addition to the contingencies mentioned above, the Company is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. Based on the information currently available, the Company was unable to make a reasonable estimate of any further liability because of the uncertainty related to the outcome and/or the amount or range of loss. Accordingly, the Company did not accrue any provision for the contingencies as of December 31, 2012, other than those settled as described above.

Bill financing

The Company utilizes a portion of its credit facilities from certain banks as bill financing to fund a portion of its working capital requirements and business operational needs.

The Company entered into certain bill financing arrangements where the amounts of bank and commercial acceptance notes drawn down on the banks under the facilities were greater than its real expectation of purchasing needs from suppliers, which included both the Company’s subsidiaries and third parties. On some occasions, the same purchase contracts (required for the issuance of bank acceptance notes under the bill financing facilities) were presented to two or more different banks to obtain financing. A portion of the notes the Company issued to its subsidiaries and third-party suppliers were then presented by the relevant suppliers to the banks for collection of an amount equal to the face value of the notes after deducting interest. Cash received from the notes presented in excess of the actual amount of purchases was then provided to the Company and utilized for operational purposes. Such transactions have been accounted as financing transactions with the banks.

The total amount of the bill financing, being the difference between the aggregate amount of such bank and commercial acceptance notes issued and the aggregate amount of related actual purchases, was approximately RMB 1,419,000 ($225,200), RMB 757,850 ($120,571) and RMB 1,190,966 ($193,716) in 2011, 2012 and the nine months ended September 30, 2013, respectively. Excluding the cash deposits that the Company paid upfront to the endorsing banks pursuant to the arrangements, the funding the Company obtained from the banks through this kind of bill financing in 2011, 2012 and the nine months ended September 30, 2013, was estimated to be approximately RMB 323,600 ($51,400), RMB 213,180 ($33,916) and RMB 693,822 ($112,853), respectively.

In 2012, additionally, for purposes of raising financing from a number of commercial banks, WSP China, Liaoyang Seamless and Songyuan Seamless entered into a number of intragroup transactions, under which WSP China sold approximately RMB 251,000 ($40,100) worth of goods to Liaoyang Seamless, Liaoyang Seamless sold approximately RMB 252,000 ($40,300) of goods to Songyuan Seamless and Songyuan Seamless sold approximately RMB 252,000 ($40,300) of goods to WSP China. Official sales invoices were issued for these transactions. However, physical delivery of the underlying goods in these transactions did not occur. As these transactions were intragroup, they did not have an overall impact on our consolidated revenues and did not result in additional tax payable, although the PRC GAAP reports of each of these three respective individual entities would have reflected sales not supported by physical delivery of the underlying goods. These sales invoices allowed our subsidiaries to obtain additional bill financing from a number of commercial banks. Due to the nature of these transactions, these commercial banks may declare any of our borrowings to become immediately due and payable and terminate our credit facilities so that no additional borrowings can be obtained. If any of these borrowings become immediately due and payable, we may not have the means to repay them.

Anti-dumping

In April 2009, seven U.S. companies and the United Steelworkers Union filed a petition with the U.S. International Trade Commission, or the ITC, and the U.S. Department of Commerce, or the DOC, alleging that China-based OCTG manufacturers unfairly dumped OCTG products in the U.S. market and that Chinese producers were benefitting from massive government subsidies. Wuxi Seamless Oil Pipes Company Limited, or WSP China, was named as one of the major exporters of OCTG products from China. In June 2009, we were included as one of the mandatory respondent companies to the United States government’s countervailing duty investigation. On September 8, 2009, a preliminary determination was issued with a countervailing duty rate of 24.92% assigned to WSP China. On December 7, 2009, the DOC published its final determination in the countervailing duties investigation with a rate of 14.61% assigned to WSP China. The rate was subsequently changed to 14.95% in January 2010 due to certain ministerial errors made by the DOC. We were not selected as a mandatory respondent to the anti-dumping investigation and participated in this case as a separate rate respondent. In November 2009, we received a preliminary dumping rate of 36.53%, which was based on the average dumping rates of other OCTG producers that were selected as mandatory respondents. In December 2009, this rate was amended to 96.51% due to certain ministerial errors made by the DOC. On April 9, 2010, the DOC announced its final determination in the anti-dumping investigation with a rate of 29.94% assigned to WSP China. In May 2010, the ITC made a final ruling which requires all Chinese exports of OCTG products to the United States, including WSP China’s products, be subject up to approximately 32.07% of anti-dumping duties and 14.95% of countervailing duties. The anti-dumping and countervailing duties are applied to all Chinese exports of OCTG products to the United States starting from the date of the DOC’s preliminary determinations. WSP China has not exported OCTG products to the United States after the date of the DOC’s preliminary determinations. The anti-dumping and countervailing duties will apply to us if WSP China exports OCTG products to the United States in the future and we are not subject to any other penalties or fines. In 2010, 2011 and 2012, products sold to the United States by our subsidiaries accounted for 9.7%, 6.3% and 9.3% of our net revenues, respectively. The decrease in export revenue of products sold to the United States as a percentage of our net revenues mainly was attributable to the effect of anti-dumping and countervailing duties on the subject goods. As a result of the proceedings, our sales in the U.S. suffered and our results of operations have been materially and adversely affected.

There may be similar actions taken in the future in other countries against PRC-made seamless OCTG products. Any actions filed against us with respect to the products we sell, even without merit, may divert significant company resources and management attention, have an adverse impact on the prices and sales of our products in the relevant countries and adversely affect our business prospects and results of operations. If any decision is entered against us in such an action, we may be subject to additional tariff liabilities and our overseas sales may be materially and adversely affected. Additionally, in July 2013, nine US manufacturers sought anti-dumping and countervailing duty investigations on OCTG products from nine countries, including Thailand. In August 2013, the ITC announced that it had found reasonable grounds to pursue an anti-dumping case against the nine countries and that the DOC was investigating the matter.  If anti-dumping duties are imposed on Thailand, our business in Thailand and the operations of WSP Pipe may be significantly and adversely affected.

Additionally, in 2012, we have identified an immaterial amount of goods originating from China that were incorrectly imported to the United States. We are presently repatriating the goods. We are unable to estimate the likelihood that legal liability will arise as a result of the incorrect importation of these goods, including any duties that may be imposed by regulators, or the amount of liability that we would incur should any legal proceedings take place.